Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.13	$ 0.11	$ 0.26	$ 0.22	$ 0.51	$ 0.47